Acquisitions and Divestitures - Acquisition of Yahoo! Inc.'s Operating Business (Details) - USD ($) $ in Millions			1 Months Ended			12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Feb. 28, 2017	Jul. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Acquisition related integration costs						$ 0	$ 553	$ 884
Yahoo! Inc.
Business Acquisition [Line Items]
Business acquisition, purchase price in cash	$ 4,673	$ 4,673		$ 4,480	$ 4,830
Purchase price reduction due to Purchase Agreement Amendment				$ (350)
Post-closing liabilities arising from data breach percent retained				50.00%
Post-closing liabilities arising from shareholders percent retained				100.00%
Business acquisition consideration	$ 4,711	$ 4,711	$ 4,700
Cash acquired			230
Acquisition and integration related charges							473	762
Acquisition related severance costs							273	526
Acquisition related integration costs							$ 195	166
Acquisition related transaction costs								$ 70
Equity Awards | Yahoo! Inc.
Business Acquisition [Line Items]
Outstanding restricted stock units to be awarded to employees who transferred from yahoo			$ 1,000